Restricted Cash - Schedule of Restricted Cash (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Restricted Cash [Line Items]
Restricted cash	$ 314,922	$ 302,906	$ 150,973
Pledge of bank deposit [Member]
Schedule of Restricted Cash [Line Items]
Restricted cash	$ 314,922	$ 302,906